Stock compensation expense - Summary of Stock Options (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of Stock Options
Beginning balance outstanding (in shares)	4,447,546	3,524,195	685,321	448,440
Granted (in shares)	769,500	1,594,720	3,355,730	360,912
Exercised (in shares)	(524,875)	(216,641)	(201,196)	(41,058)
Cancelled or forfeited (in shares)	(119,643)	(454,728)	(315,660)	(82,973)
Ending balance outstanding (in shares)	4,572,528	4,447,546	3,524,195	685,321	448,440
Options exercisable, Number of Stock Options (in shares)	1,430,618	1,736,209	591,888	172,085
Weighted Average Exercise Price ($)
Beginning balance outstanding (in usd per share)	$ 3.17	$ 2.62	$ 0.15	$ 0.14
Granted (in usd per share)	4.25	4.25	2.97	0.17
Exercised (in usd per share)	2.61	1.90	0.68	0.15
Cancelled or forfeited (in usd per share)	3.79	3.26	2.26	0.14
Ending balance outstanding (in usd per share)	3.40	3.17	2.62	0.15	$ 0.14
Options exercisable, Weighted Average Exercise Price (in usd per share)	$ 2.67	$ 2.24	$ 1.11	$ 0.14
Stock Option Activity, Additional Disclosures
Outstanding, Weighted Average Remaining Contractual Life	8 years 3 months	8 years 6 months	8 years 11 months 15 days	8 years 7 months 24 days	8 years 2 months 12 days
Granted, Weighted Average Remaining Contractual Life	9 years 6 months	9 years 6 months 25 days	9 years 1 month 20 days	9 years 3 months 3 days
Exercised, Weighted Average Remaining Contractual Life	7 years 6 months 7 days	7 years 8 months 1 day	8 years 21 days	8 years 9 months 14 days
Cancelled or forfeited, Weighted Average Remaining Contractual Life	8 years 6 months	8 years 5 months 12 days	8 years 8 months 15 days	8 years 9 months 18 days
Options Exercisable, Weighted Average Remaining Contractual Life	7 years 8 months 23 days	7 years 9 months 21 days	7 years 11 months 23 days	8 years 5 months 4 days
Beginning balance outstanding, Aggregate Intrinsic Value	$ 51,185,926	$ 4,734,928	$ 44,648	$ 26,916
Ending balance outstanding, Aggregate Intrinsic Value	237,993,000	51,185,926	4,734,928	44,648	$ 26,916
Options exercisable, Aggregate Intrinsic Value	$ 75,505,000	$ 21,606,639	$ 1,684,495	$ 12,660